Document and Entity Information	Oct. 23, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0000063276
Document Type	8-K/A
Document Period End Date	Oct. 23, 2019
Entity Registrant Name	MATTEL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05647
Entity Tax Identification Number	95-1567322
Entity Address, Address Line One	333 Continental Boulevard
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245-5012
City Area Code	310
Local Phone Number	252-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 per share
Trading Symbol	MAT
Entity Emerging Growth Company	false
Amendment Description	On October 29, 2019, Mattel, Inc. (the “Company”) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission to report that Joseph J. Euteneuer, Chief Financial Officer (“CFO”), would leave the Company after a transition period of up to six months. The Company today announced that, given the unprecedented events surrounding COVID-19 and the disruption to the global economy, Mr. Euteneuer’s tenure as CFO has been extended. Due to the uncertainty of the duration of the disruption, an end date has not yet been established. Chairman and Chief Executive Officer, Ynon Kreiz, stated “Joe’s continuation as CFO during this time is in the best interest of the company and its shareholders.